Government Long Bond 1.2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Treasury Bellwethers 30 Yr. Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(8.09%)	(6.68%)	(1.56%)
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(13.75%)	(10.93%)	(4.54%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(14.66%)	(13.57%)	(6.27%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(8.11%)	(7.94%)	(3.30%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(16.41%)	(11.13%)	(4.29%)